Reserves	12 Months Ended
Dec. 31, 2024
Reserves [Abstract]
Reserves
13.	Reserves

Reserves consist of foreign currency translation reserve and share premium.

Foreign currency translation reserve arises from functional currency of entities within the Group different from the presentation currency of the financial statements.

Share premium is the amount by which the fair value of the consideration received for shares exceeds the nominal value of the shares.

Movement in reserves:

	Foreign currency translation reserve	Share premium	Total
	HK$	HK$	HK$
Balance at January 1, 2023	25,138	380,250	405,388
Exchange differences on translation foreign operations	(47,378)	—	(47,378)
Balance at December 31, 2023	(22,240)	380,250	358,010
Exchange differences on foreign currency translations	48,424	—	48,424
Issuance of Class A ordinary shares for debt conversion	—	18,652,649	18,652,649
Issuance of Class A ordinary shares for initial public offering, net of related expenses	—	31,279,379	31,279,379
Underwriters exercise of over-allotment option	—	3,112,590	3,112,590
Issuance of Class A ordinary shares for commitment fee	—	1,559,950	1,559,950
Balance at December 31, 2024	26,184	54,984,818	55,011,002
Balance at December 31, 2024 (US$)	3,371	7,078,650	7,082,021